Deferred Revenue (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred Revenue
Deferred revenue, revenue recognized	¥ 943.4	¥ 571.4